Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principal Accounting Policies
2.
Principal Accounting Policies
(a)
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Corporate Reorganization was a recapitalization with no substantial changes in the shareholding of the Company. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.

Principal accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

(b)
Basis of Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and Shanghai Zhaoyan for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, and the Former VIE have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly: (1) controls more than one half of the voting power; (2) has the power to appoint or remove the majority of the members of the board of directors; (3) casts a majority of votes at the meeting of the board of directors; or (4) governs the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in Accounting Standard Codification (“ASC”) 810, Consolidations, which contains guidance of accounting for VIE. The guidance requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

(c)
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long-lived assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. The Company believes that the valuation of the Company’s share-based awards, probability of achievement assessed for performance conditions of share options, impairment of goodwill, impairment of long-term investments, impairment of long-lived assets and the determination of allowance for current expected credit losses reflect more significant judgments and estimates used in the preparation of its consolidated financial statements. Estimates are based on historical experiences and on various assumptions that the Company believes are reasonable under current circumstances. However, changes in circumstances, facts and experience may cause the Company to revise its estimates; therefore, actual results could differ materially from those estimates.

(d)
Functional Currencies and Foreign Currency Translation

The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities in the Group is Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive (loss) income as foreign exchange related gain or loss.

The financial statements of the Group’s entities using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Group’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rates, while income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive (loss) income on the consolidated financial statement.

(e)
Concentration of Credit Risk

Financial instruments that potentially subject the Group to concentration of credit risk consist of cash and cash equivalents, short-term bank deposits, short-term financial products issued by banks, short-term investments, restricted cash, long-term bank deposits, long-term financial products issued by banks and accounts receivable.

The Group deposits its cash and cash equivalents, short-term bank deposits, short-term financial products issued by banks, short-term investments, restricted cash, long-term bank deposits and long-term financial products issued by banks in the various jurisdictions that they operate in. The deposits are with major reputable financial institutions which the Group believes that there is no significant credit risk. As of December 31, 2025, the Group had US$379.7 million in cash and cash equivalents, short-term bank deposits, short-term financial products issued by banks, short-term investments, restricted cash and long-term bank deposits, among which 25%, 24%, 22%, 19% and 10% is held by financial institutions in United Kingdom, United States, Hong Kong, Singapore and PRC, respectively. The Group continues to monitor the financial strength of the financial institutions.

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group assesses the credit worthiness of each customer when providing services and may require the customers to make advance payments or a deposit before the services are rendered. The Group typically offer payment terms of 30 to 60 days to its customers, but can be longer for select qualified customers. The Group also periodically determines an allowance for credit losses based on the accounting policy indicated in Note 2(j) - Accounts Receivable.

No individual customer accounted for more than 10% of the accounts receivables as of December 31, 2024 and 2025.

No individual customer accounted for more than 10% of revenues for the years ended December 31, 2023, 2024 and 2025.

(f)
Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value include:

•
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
•
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Recurring Fair Value Measurements

The Company’s financial instruments include cash and cash equivalents, accounts receivable, certain prepayments and other current assets, accounts payable, certain accrued expenses and other current liabilities, whose carrying amounts approximate their fair values due to the short-term maturity of these instruments. The Company measures equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. Equity investments accounted for using the measurement alternative are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were remeasured during the periods presented, they would be classified within Level 3 in the fair value hierarchy based on the nature of the fair value inputs.

Short-term investment in equity investment in a publicly traded security is categorized as Level 1 under the fair value hierarchy and their fair value is based on quoted stock prices in active markets.

Short-term and long-term financial products issued by banks are categorized as Level 2 under the fair value hierarchy and their fair values are based on quoted prices or other observable inputs in active markets.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products issued by banks	—	55,000	—	55,000
Short-term investments — equity investment in a publicly traded security	4,583	—	—	4,583

	As of December 31, 2024
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products and structured deposits issued by banks	—	71,464	—	71,464
Short-term investments — equity investment in a publicly traded security	2,787	—	—	2,787
Long-term financial products issued by banks	—	61,400	—	61,400

Nonrecurring Fair Value Measurements

The Company’s non-financial asset which is measured at fair value on a nonrecurring basis includes goodwill.

The Company’s goodwill are fair valued using discounted cash flows. Goodwill impairment testing requires significant use of judgment and assumptions including the identification of reporting units, the assignment of assets and liabilities to reporting units, and the estimation of revenue growth, gross margin, operating expenses, terminal growth rate and discount rates. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy.

For the year ended December 31, 2023, goodwill of certain reporting units was recorded at fair value based upon the Company’s impairment testing and full goodwill impairment was provided. The most significant unobservable inputs (Level 3) used to estimate the fair values of the Company’s goodwill was discount rate of 21.0%.

(g)
Cash and Cash Equivalents

Cash and cash equivalents include cash in bank, money market funds and time deposits placed with banks which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash. The Company’s money market funds are classified as cash equivalent as it meet all of the qualifying criteria: (1) A fund’s policies include a provision that requires the weighted average maturity of the fund’s securities holdings not to exceed 90 days; (2) The investor has the ability to redeem the fund’s shares daily in accordance with its cash management policy; (3) The fund’s investment attributes are consistent with the investment attributes of an SEC-registered money market fund. As of December 31, 2024 and 2025, the amount of cash equivalents were US$20.9 million and US$31.7 million in the consolidated balance sheets, respectively.

(h)
Restricted Cash

The Group’s restricted cash mainly represents secured deposits held in designated bank accounts to secure a payment in relation to the headquarters project and issuance of a letter of credit. See Note 6—Restricted Cash.

(i)
Short-term Investments

Short-term investments are comprised of (i) held-to-maturity investments such as time deposits, which have a due date that is longer than three months but within one year and is stated at amortized cost; (ii) investments in financial products issued by banks or other financial institutions, which contain a variable interest rate and with maturities between three months and one year; (iii) structured deposits issued by certain banks whose interest is indexed to the fluctuation of foreign exchange rates, with maturities between three months and one year and; (iv) equity investment in a publicly traded security. The Company measures the short-term investments in financial products and structured deposits issued by banks at fair value using the quoted subscription or redemption prices published by these banks.

These investments, except held-to-maturity investments, are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive (loss) income. There was no other-than-temporary impairment of short-term investments measured at amortized cost for the years ended December 31, 2023, 2024 and 2025.

(j)
Accounts Receivable, net

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices in according with ASC Topic 326, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASC Topic 326”), which creates an impairment model that is based on expected losses rather than incurred losses. To estimate the allowance for current expected credit losses (“CECL”), the Company has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include but are not limited to geographic region and industry. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the past collection history, future forecasts and macroeconomic factors. Other key factors that influence the CECL analysis include industry-specific factors and certain qualitative adjustments that could impact the Company’s receivables. This is assessed at each period end based on the Company’s specific facts and circumstances. There have been no significant impact of changes in the assumptions since adoption.

(k)
Property and Equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives, taking into account any estimated residual value. Expenditures for maintenance and repairs are expensed as incurred.

The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 – 5 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Self-developed software	3 – 5 years

Construction in progress primarily represents the construction of headquarter building. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when it is ready for intended use at which time depreciation commences.

(l)
Interest Capitalization

Interest income during the years ended December 31, 2023, 2024 and 2025 were US$18.8 million, US$16.9 million and US$15.1 million, net of interest expense of US$20.1 thousand, US$0.3 million and US$36.4 thousand, respectively.

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Company capitalizes interest on amounts expended on the project at the Company’s weighted average cost of borrowings. Interest expense capitalized associated with the construction projects for the years ended December 31, 2023, 2024 and 2025 were US$14.8 thousand, US$0.5 million and US$1.7 million, respectively.

(m)
Long-term investments

The Company’s long-term investments include held-to-maturity investments such as time deposits with due date over one year and are stated at amortized cost, financial products issued by bank over one year, equity investments accounted for using the measurement alternative and the equity method.

The Company’s long-term investment in financial products issued by banks contain a minimum guaranteed interest rate and a floating but capped interest rate with maturities over one year. The Company measures the carrying amount of investments based on the principal amount plus the minimum guaranteed interest rate published by these banks.

For equity investments which the Company cannot exercise significant influence and does not have a readily determinable fair value, the Company has elected to apply the measurement alternative and recorded these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC topic 321 – Investments – Equity Securities (“ASC 321”). Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Investments in entities in which the Company does not control, but can exercise significant influence, are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings as well as distributions received after the date of investment.

The Company reviews its investments in equity method investees for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

(n)
Business combinations

The Company allocates the purchase price of the acquisition to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition dates. The excess of the purchase price over those fair values is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive (loss) income.

(o)
Goodwill and intangible assets

Intangible assets

Intangible assets are recognized at fair value and consists of developed technology and customer relationships from acquisitions (see Note 9). Intangible assets are amortized over the period of estimated benefit using the straight-line method which are 5 or 3 years, respectively. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025.

Goodwill

Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s business acquisitions.

Goodwill is not amortized but is tested for impairment on an annual basis, in the fourth quarter, at the reporting unit level, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The annual impairment test includes an option to perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative goodwill impairment test is performed to determine if the fair value of the reporting unit exceeds its carrying value. Under the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. If the reporting unit does not pass the qualitative assessment, the Company estimates its fair value and compares the fair value with the carrying value of its reporting unit, including goodwill. If the fair value is greater than the carrying value of its reporting unit, no impairment is recorded. If the fair value is less than the carrying value, an impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The impairment charge would be recorded to earnings in the consolidated statements of comprehensive (loss) income. Additionally, the Company’s policy is to update the fair value calculation of its reporting units and perform the quantitative goodwill impairment test on a periodic basis.

(p)
Impairment of long-lived assets other than goodwill

Long-lived assets (including amortizable intangible assets) are evaluated for impairment whenever events or changes in circumstances occur that indicate that the carrying value of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized for the excess of the carrying value of the assets over the fair value of the assets. No impairment charges were recognized for the years ended December 31, 2023, 2024 and 2025.

(q)
Leases

The Company accounts for its leases in accordance with ASC Topic 842, which generally require lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2021 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(r)
Advances from Customers

Certain customers pay in advance prior to the service usage. Payments received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met. See Note 2(v)—Revenue Recognition.

(s)
Value Added Taxes

The Group’s entities in the PRC are subject to value-added taxes (“VAT”) at a rate of 6% on their services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group.

(t)
Land use right

Land use right represent acquisition costs to purchase land use right from the PRC government, which is evidenced by property certificate. The period of the purchased land use right is 50 years. The Company classifies land use right as long-term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use right is carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years.

(u)
Deferred financing costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred financing costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid-in capital generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of comprehensive (loss) income

As of December 31, 2024 and 2025, deferred offering costs of nil and US$2.0 million were recorded in the consolidated balance sheet. See Note 12—Other Non-current Assets.

(v)
Revenue Recognition

The Group accounts for its revenue contracts in accordance with ASC Topic 606, Revenue from Contracts with Customers (ASC 606). According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenue is primarily derived from real-time engagement services, which are usage-based fees earned from customers accessing the Group’s enterprise cloud computing platform. The performance obligation associated with the platform access is a series of distinct services that have the same pattern of transfer, and the usage-based fees are recognized as revenue in the period in which the usage occurs.

The Group’s other revenues are comprised primarily of project revenues, which are arrangements with specific customers where the Company will customize a software development kit to be integrated with the customer’s system based on the customer’s specific requirements. The progress of the project is defined by the readiness of the system integration as specified in the contract. To date, the Group’s projects are considered a single performance obligation, as the individual components of the project are not sold on a standalone basis and does not provide benefit to the customer on its own. Revenue with substantial acceptance clauses is recognized at a point in time based on the complete satisfaction of the performance obligation.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivables represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. The Group records a contract asset when the Group has incurred costs to fulfill their obligations under a contract once it is obtained but before transferring goods or services to the customer. The contract assets are comprised primarily of direct labor costs and direct materials used in providing the promised services to a customer. As of December 31, 2024 and 2025, contract assets recorded in the Group’s consolidated balance sheets were US$1.1 million and US$0.1 million, respectively.

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. As of December 31, 2024 and 2025, contract liabilities recorded as advances from customers were US$8.7 million and US$7.9 million, respectively, in the Group’s consolidated balance sheets. Revenue recognized for the years ended December 31, 2023, 2024 and 2025 that was included in the contract liabilities balance at the beginning of the period were US$8.4 million, US$3.2 million and US$3.6 million, respectively.

Practical Expedients and Exemptions

Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For all periods presented, there were no incremental contract obtaining costs that were capitalized as assets due to short term of the amortization period.

(w)
Cost of Revenues

Cost of revenue consists primarily of costs of bandwidth purchased from network service providers and costs of hosting services purchased from data center operators, and personnel costs for the customer care and support services employees. These costs are charged to the consolidated statements of comprehensive (loss) income as incurred.

(x)
Research and Development Expenses

Research and development expenses consist primarily of employee wages and benefits for research and development personnel, cloud infrastructure fees for staging and development, third party software testing services, and an allocation of general overhead expenses. Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development.

(y)
Software Development Costs

The Group accounts for costs to develop or obtain internal use software in accordance with ASC 350-40, Internal-Use Software. For internal use software, the Group expenses costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing applications. Costs incurred in the application development stage are capitalized.

Capitalized costs of platform and other software applications are included in property and equipment, net. These costs are amortized on a straight- line basis over the estimated useful life of the software, which is evaluated for each specific project. Management evaluates the useful life of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

(z)
Sales and Marketing Expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and payroll expenses to the Group’s sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing. For the years ended December 31, 2023, 2024 and 2025, advertising expenses totaled US$1.9 million, US$1.4 million and US$1.0 million, respectively.

(aa)
General and Administrative Expenses

General and administrative expenses consist of employee wages and benefits for corporate employees, rental expenses, audit and legal fees, depreciation of property and equipment, current expected credit loss, amortization of land use right, and other corporate overhead cost.

(ab) Income Tax

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive (loss) income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (1) future reversals of existing taxable temporary differences, (2) future taxable income exclusive of reversing temporary differences and carry-forwards, (3) future taxable income arising from implementing tax planning strategies, and (4) specific known trend of profits expected to be reflected in the Company’s operations.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. For the years ended December 31, 2023, 2024 and 2025, there were no uncertain tax position liabilities or deferred tax recognized.

(ac) Share-based Compensation

All share-based awards are measured at fair value on the grant date. The share-based compensation expenses have been categorized as either cost of revenues, research and development expenses, sales and marketing expenses or general and administrative expenses, depending on the job functions of the grantees.

Share Options Granted

For the service condition only options granted to employees without a repurchase feature, the compensation expense is recognized using the straight-line method over the requisite service period. The Group early adopted Accounting Standards Update (“ASU”) 2016-09, Compensation—Share-Based Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting from the earliest period presented to recognize the effect of forfeiture in compensation cost when they occur. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

For certain share options that have performance condition, the final number of share options may vest and settle depending on the employee’s performance against performance metrics over predefined performance periods. Over the performance period, the number of share options that may be issued and the related share-based compensation expense that is recognized is adjusted upward or downward based upon the probability of achieving the approved performance targets against the performance metrics.

Liability Classified Awards

For the Venture Partners Plan awards (See Note 17—Share-based Compensation), these awards can be settled through the issuance of shares or cash to employees at the decision of the Company and the number of shares that an employee ultimately receives is variable based on the share price at the settlement date. The Company accounts for these awards as a liability and will remeasure the liability at each reporting period until the award is settled. For the annual shared profit, compensation is recognized using the straight-line method over the performance period, using the estimated liability of the award at service inception date and begin to recognize compensation expense. For the accumulated retained profit, if any, compensation is recognized using the straight-line method over the requisite service period, using the estimated liability of the award at service inception date and begin to recognize compensation expense. The Group will true-up the compensation cost each reporting period for changes in liability prorated for the portion of the requisite service period rendered, if applicable. Once vested (that is, the performance period or the requisite-service period is complete), the Group will immediately recognize compensation cost for any changes in liability upon settlement.

Restricted Shares and Restricted Share Units (“RSUs”)

For the restricted shares and RSUs granted with service conditions, the awards are measured at fair value on the grant date. Share-based compensation expense is recognized using the straight-line method over the requisite service period. The fair value of the restricted shares granted prior to the IPO was assessed using the income approaches, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of restricted shares and RSUs granted post-IPO is determined based on the closing quoted price of the Company’s ordinary share on the date of grant.

For certain RSUs granted with both service condition and market condition, the awards are measured at fair value on the grant date by using the Monte Carlo Simulation Model with the effect market condition reflected in the fair value. Share-based compensation expense shall be recognized using the straight-line method over the requisite service period, which is the longer of a) the derived service period of the market condition which is determined based on valuation techniques, and b) any explicit service period. All compensation cost for an award that has a market condition should be recognized if the requisite service period is fulfilled, even if the market condition is never satisfied.

Similar to options above, the Group recognizes the effect of forfeitures in compensation costs when they occur. For the restricted shares that the Company is obligated to repurchase at grantee’s election, they are classified as liability awards and are applied the accounting policy of liability classified awards as mentioned above. For the restricted shares granted by the Founder to the Company’s employees, the compensation expense of these awards is pushed down to the Company and recorded by the Company based on grant-date fair value with total compensation expense recognized over the grantee’s own requisite service period. See Note 17—Share-based Compensation.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the canceled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. If the awards are expected to vest under the original vesting condition, the compensation cost would be recognized regardless of whether the employee satisfies the modified condition. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the canceled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

(ad) Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ae) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2023, 2024 and 2025, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(af) (Loss) Earnings Per Share

Basic (loss) earnings per share is computed by dividing net (loss) income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Ordinary shares issuable for little or no cash consideration are also included as outstanding shares once all of their conditions have been met as they are considered contingently issuable shares. The net (loss) income will be adjusted by deducting (1) dividends declared in the period on preferred shares (if any), (2) cumulative dividends on preferred shares (whether or not declared) and (3) deemed dividends as required by U.S. GAAP. Using the two-class method, net income loss is allocated between ordinary shares and other participating securities (that is, the Preferred Shares) based on their participating rights.

Diluted (loss) earnings per share is calculated by dividing net (loss) income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of share options, liability classified awards, restricted shares and RSUs, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the loss per share for both classes of shares are identical.

(ag) Comprehensive (Loss) Income

Comprehensive (loss) income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss) income, as presented in the consolidated balance sheets, consists of accumulated foreign currency translation adjustments as well as fair value changes of the Company’s debt security.

(ah) Segment Reporting

The Company adopted ASU No. 2023-07, “Improvements to Reportable Segment Disclosures” (“ASC Topic 280”) in fiscal year 2024, which establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment. This segment is engaged in real-time engagement business.

The primary measure of segment profitability for the Company’s operating segment is considered to be consolidated net (loss) income. Net (loss) income is used by the CODM to monitor budget versus actual results as well as comparison with the Group’s competitors, which are used in assessing performance of the segment. Significant segment expenses reviewed by the chief operating decision maker on a regular basis included within net (loss) income include cost of revenues, research and development expenses, sales and marketing expenses, general and administrative expenses which are separately presented on the Company’s consolidated statements of comprehensive (loss) income. Other segment items within net (loss) income include interest income, investment (loss) income and other income.

The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Primary geographical markets based on customers’ location
PRC	$79,193	$68,590	$66,048
United States	22,849	24,106	28,242
Others	39,496	40,560	46,767
Total revenues	$141,538	$133,256	$141,057

The majority of the Group’s long-lived assets are located and maintained within the PRC.

(ai) Recently Issued Accounting Pronouncements

New and Amended Standards Adopted by the Group

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s income tax disclosures on the effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Company adopted this ASU on a prospective basis for the period ended December 31, 2025. Refer to Note 20, Income Taxes for the inclusion of new disclosures required.

New and Amended Standards not yet Adopted by the Group

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. This new standard expanding disclosure requirements related to certain income statement expenses. This new standard requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement. The effective date is for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement and related disclosures and this ASU will likely result in the required additional disclosures being included in the Group’s consolidated financial statements, once adopted.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement and related disclosures and does not expect this ASU to have a material impact on the Group’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40). The ASU modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The ASU is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The amendments permit an entity to apply the new guidance using either (1) a prospective transition approach or (2) a modified transition approach that is based on the status of the project and whether software costs were capitalized before the date of adoption or (3) a retrospective transition approach. The Company is in the process of evaluating the impact of the amendments on the Group’s consolidated financial statements and does not expect this ASU to have a material impact on the Group’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The amendments require that a business entity apply the guidance using one of the following transition approaches: (1) a modified prospective approach or (2) a modified retrospective approach or (3) a retrospective approach. The Company is in the process of evaluating the impact of the amendments on the Group’s consolidated financial statements and does not expect this ASU to have a material impact on the Group’s consolidated financial statements.